Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
REVENUE		$ 11,474,348	$ 8,515,561	$ 5,637,370
COST OF REVENUE AND RELATED TAX
Cost of revenue		5,951,550	3,949,667	3,346,588
Business and sales related tax		62,181	47,431	40,377
GROSS PROFIT		5,460,617	4,518,463	2,250,405
OPERATING EXPENSES
Selling expenses		1,547,665	1,270,582	1,314,403
General and administrative expenses		2,872,208	2,156,879	2,507,186
Total operating expenses		4,419,873	3,427,461	3,821,589
INCOME (LOSS) FROM OPERATIONS		1,040,744	1,091,002	(1,571,184)
OTHER INCOME (EXPENSE)
Interest income		122,182	127,136	135,359
Other income (expenses)		(21,510)	(17,043)	7,236
Total other income, net		100,672	110,093	142,595
INCOME (LOSS) BEFORE INCOME TAX PROVISION		1,141,416	1,201,095	(1,428,589)
PROVISION (BENEFIT) FOR INCOME TAXES		238,885	180,334	212,498
NET INCOME (LOSS)		902,531	1,020,761	(1,641,087)
Less: net income (loss) attributable to non-controlling interest		159,396	341,086	47,614
NET INCOME (LOSS) ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED		743,135	679,675	(1,688,701)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)		902,531	1,020,761	(1,641,087)
Other comprehensive income (loss): foreign currency translation		299,313	487,158	(351,286)
Total comprehensive income (loss)		1,201,844	1,507,919	(1,992,373)
Less: Comprehensive income (loss) attributable to non-controlling interest		22,324	31,309	23,187
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED		$ 1,179,520	$ 1,476,610	$ (2,015,560)
Earnings (loss) per common share - basic and diluted (in Dollars per share)		$ 0.17	$ 0.16	$ (0.39)
Weighted average shares - basic and diluted (in Dollars per share)	[1]	$ 4,435,164	$ 4,381,033	$ 4,290,681

[1]	Retrospectively restated for effect of stock split and reorganization